Average Annual Total Returns - Investor A, C, Institutional and Class R - BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO	Jan. 28, 2021
Institutional Shares
Average Annual Return:
1 Year	19.78%
5 Years	13.95%
10 Years	17.56%
Investor A Shares
Average Annual Return:
1 Year	13.20%
5 Years	12.42%
10 Years	16.60%
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	12.00%
5 Years	11.26%
10 Years	14.76%
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	8.55%
5 Years	9.68%
10 Years	13.31%
Investor C Shares
Average Annual Return:
1 Year	17.60%
5 Years	12.81%
10 Years	16.55%
Class R Shares
Average Annual Return:
1 Year	19.07%
5 Years	13.26%
10 Years	16.85%